S000004000 [Member] Expense Example - Putnam Sustainable Retirement 2030 Fund	Jul. 31, 2025 USD ($)
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,571
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,402
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	1,285
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,402
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	666
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,200
Expense Example, with Redemption, 10 Years	2,159
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	2,296
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	2,118
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	$ 1,850